Income Taxes - Summary of Effective Income Tax Rate Reconciliation (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Total pre-tax book income	21.00%	21.00%
State and local income taxes	11.00%	0.00%
Fair market value adjustment	14.00%	0.00%
Non-deductible executive compensation	(4.00%)	0.00%
Goodwill impairment	(2.00%)	0.00%
Transaction costs	3.00%	0.00%
Other	0.00%	0.00%
Change in valuation allowance	(42.00%)	(21.00%)
Total:	0.00%	0.00%